[Shearman & Sterling LLP Letterhead]

May 11, 2005

VIA EDGAR

United States Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

Re:	WebMD Health Holdings, Inc. Registration Statement on Form S-1

Ladies and Gentlemen:

     Attached for filing on behalf of our clients, WebMD Health Holdings, Inc., a Delaware corporation (the “Company”), under the Securities Act of 1933, as amended (the “Securities Act”), is a Registration Statement on Form S-1, including exhibits (the “Form S-1”), for registration of its Class A common stock.

     The registration fee in the amount of $5,885 has been calculated pursuant to Rule 457(o) under the Securities Act. The registration fee has been remitted to the Securities and Exchange Commission’s account at the Mellon Bank by wire transfer.

     Should you have any questions pertaining to this filing, please call the undersigned at (212) 848-7325.

Sincerely yours,
/s/ Stephen T. Giove
Stephen T. Giove